RECLAMATION OBLIGATIONS (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Elliot Lake
DisclosureOfReclamationObligationsLineItems [Line Items]
Undiscounted amount of estimated future reclamation costs	$ 32,335	$ 31,604
McClean And Midwest Joint Ventures
DisclosureOfReclamationObligationsLineItems [Line Items]
Undiscounted amount of estimated future reclamation costs	$ 24,135	$ 23,685